UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:52 Vanderbilt Avenue, 4th Floor
	New York, NY 10017-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti 	New York, NY   November 14, 2008
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total:$171,942 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACERGY S A	      SPONSORED ADR  00443E104	    18387	 1827758       SOLE	   N/A	      SOLE
AMERICAN  INTL GROUP INC     COM     026874107	      747	  224199       SOLE	   N/A        SOLE
AMREP CORP NEW		     COM     032159105	    15705	  370313       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108      11459         314802       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     3489	  202835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      471	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	      675	  264875       SOLE	   N/A	      SOLE
BEXIL CORP		     COM     088577101	      225	    9000       SOLE        N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207        686            156       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       39	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      217	   15000       SOLE	   N/A	      SOLE
BOOTS & COOTS/INTL WELL CTRL COM NEW 099469504	      390	  201850       SOLE        N/A        SOLE
CANADIAN NAT RES LTD         COM     136385101      10760         157170       SOLE        N/A        SOLE
CAPITAL PPTYS INC R I        COM     140430109        531          23100       SOLE        N/A        SOLE
CAVALIER HOMES INC	     COM     149507105	      744	  443000       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     1732	   47920       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	     3849	  101983       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108       1201         428879       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     2920	   91849       SOLE	   N/A	      SOLE
CONCORD CAMERA CORP	     COM     206156101        298	  123840       SOLE        N/A        SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	       21	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207       1656	  919818       SOLE	   N/A        SOLE
DOVER DOWNS GAMING & ENTMNT  COM     260095104	      140	   18000       SOLE	   N/A	      SOLE
DOVER MOTORSPORTS INC	     COM     260174107	      195	   35700       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205       1306	   76307       SOLE	   N/A        SOLE
FLEETWOOD ENTERPRISES INC    COM     339099103	     3730	 3656824       SOLE        N/A	      SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        991	   52150       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	     2146	  213511       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	      170	  149200       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     4727         109448       SOLE        N/A        SOLE
IDT CORP		     COM     448947101	       23	   43930       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	      139	  187830       SOLE	   N/A	      SOLE
ILX RESORTS		   COM NEW   449661503	      186	  124571       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	       13	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	    13812	  107211       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	     1594	  915988       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	      928	   20430       SOLE	   N/A	      SOLE
LIVEPERSON INC		     COM     538146101	       38	   13000       SOLE	   N/A	      SOLE
MONACO COACH CORP	     COM     60886R103	       20	   10000       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      641	    2648       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       3985	   75814       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     1872	   80590       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      346	   22272       SOLE	   N/A	      SOLE
ORIGEN FINL INC		     COM     68619E208	      627	  526755       SOLE	   N/A        SOLE
PHI INC			   COM VTG   69336T106	      747	   18681       SOLE	   N/A	      SOLE
PHI INC			COM NON VTG  69336T205	      268	    7250       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103       2782	  280767       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      22045         769991       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	      180	   33092       SOLE	   N/A        SOLE
PERMA-FIX ENVIRONMENTAL SVCS COM     714157104	      960	  461444       SOLE	   N/A	      SOLE
PETRO-CDA		     COM     71644E102	     1802          54025       SOLE	   N/A	      SOLE
POINT 360		     COM     730698107	      292	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      11998	  290798       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109       8941         534105       SOLE        N/A        SOLE
RTI INTL METALS INC	     COM     74973W107	      196	   10013       SOLE	   N/A        SOLE
SEACOR HOLDINGS INC	     COM     811904101	     1434	   18160       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       1746          91492       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      186	  150000       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      368	   31575       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        627          44109       SOLE        N/A        SOLE
TETON ENERGY CORP	     COM     881628101	       31	   10000       SOLE	   N/A	      SOLE
TRIMAS CORPORATION	   COM NEW   896215209	      296	   45164       SOLE	   N/A	      SOLE
WOODBRIDGE HOLDINGS CORP     CL A    978842102	     3212	 1142912       SOLE	   N/A	      SOLE
